STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 28,824	$ 960	$ 188,463	$ (8,692)	$ 23	[1]	$ (151,930)
Balance, shares at Dec. 31, 2011		24,093,617
Purchase of treasury shares, value	(1,720)			(1,720)
Purchase of treasury shares, shares		(600,337)
Issuance of shares upon exercise of options	712	26	686
Issuance of shares upon exercise of options, shares		627,583
Issuance of treasury shares upon acquisitions, value	3,510		104	3,406
Issuance of treasury shares upon acquisitions, shares		1,556,750
Issuance of treasury shares upon exercise of options	178		(104)	353			(71)
Issuance of treasury shares upon exercise of options, shares		148,721
Stock-based compensation related to options granted to non-employees	11		11
Stock-based compensation related to employees	1,276		1,276
Other comprehensive income (loss)	446				446	[1]
Net income (loss)	1,485						1,485
Balance at Dec. 31, 2012	34,722	986	190,436	(6,653)	469	[1]	(150,516)
Balance, shares at Dec. 31, 2012		25,826,334
Issuance of treasury shares upon exercise of options	1,241			1,812			(571)
Issuance of treasury shares upon exercise of options, shares		646,629
Stock-based compensation related to options granted to non-employees	30		30
Stock-based compensation related to employees	1,314		1,314
Other comprehensive income (loss)	873				873	[1]
Net income (loss)	(9,871)						(9,871)
Balance at Dec. 31, 2013	28,309	986	191,780	(4,841)	1,342	[1]	(160,958)
Balance, shares at Dec. 31, 2013	26,472,963	26,472,963
Issuance of shares and warrants upon public offering ($2.41 per combination), net of $1,261 issuance expenses	10,239	209	10,030
Issuance of shares and warrants upon public offering ($2.41 per combination), net of $1,261 issuance expenses, shares		4,771,796
Issuance of treasury shares upon exercise of options	384			564			(180)
Issuance of treasury shares upon exercise of options, shares		152,181
Stock-based compensation related to options granted to non-employees	38		38
Stock-based compensation related to employees	1,182		1,182
Other comprehensive income (loss)	(2,077)				(2,077)	[1]
Net income (loss)	(7,016)						(7,016)
Balance at Dec. 31, 2014	$ 31,059	$ 1,195	$ 203,030	$ (4,277)	$ (735)	[1]	$ (168,154)
Balance, shares at Dec. 31, 2014	31,396,940	31,396,940

[1]	Relates to foreign currency translation adjustments.